Other Accounts Payable (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Other Accounts Payable [abstract]
Employee and payroll accruals		$ 1,216	$ 1,067
Accrued expenses		1,620	2,161
Tax payable		1	130
Liabilities to related parties	[1]	128	101
Lease liabilities		414
Other accounts payable, total		$ 3,379	$ 3,459

[1]	A current non-interest bearing account.